SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

A majority of the Group's revenues are denominated in United States dollars ("dollars" or "U.S. dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters." All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the consolidated statements of income (loss) as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include accounts of the Company's wholly-owned subsidiaries as well as Skyhawk in which the Company controls the majority voting rights. All intercompany transactions and balances have been eliminated upon consolidation.

Non-controlling interests of subsidiaries represent the amount of funds received in exchange for the non-controlling interests in Skyhawk and share-based compensation expenses for equity awards of certain subsidiaries granted to employees of those subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. For additional details, see also Note 2z.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly-liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Bank deposits
e.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost plus accrued interest, which approximates market values.

Bank deposits with maturities of more than one year are included in long-term bank deposits. Long-term bank deposits are stated at cost plus accrued interest, which approximates market values.

Investment in marketable securities:
f.	Investment in marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ASC No. 320, "Investments - Debt Securities." Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its marketable securities as either short-term or long-term based on each instrument's underlying contractual maturity date.

The Company classified all of its debt securities as available-for-sale marketable securities. Debt securities are carried at fair value, with the unrealized gains and losses reported in "Accumulated other comprehensive income (loss)" in shareholders' equity, except for changes in allowance for expected credit losses, which is recorded in financial income, net. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities are included in financial income, net in the Company’s consolidated statements of income (loss).

The Company periodically evaluates its available-for-sale debt securities for impairment. If the amortized cost of an individual security exceeds its fair value, the Company considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Company writes down the security to its fair value and records the impairment charge in financial income, net in the Company’s consolidated statements of income (loss). If neither of these criteria are met, the Company determines whether credit loss exists. Credit loss is estimated by considering changes to the rating of the security by a rating agencies, any adverse conditions specifically related to the security, as well as other factors.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled $553, $952 and $1,201 in 2025, 2024 and 2023, respectively, and have been included in cost of revenues of products in the Company’s consolidated statements of income (loss).

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs, calculated on the basis of direct subcontractors’ costs and with direct overhead costs.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC No. 330-10-35, “Inventory.” Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow-moving inventory items. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

Property and equipment, net
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Cloud computing arrangement
i.	Cloud computing arrangement:

The Company follows ASC 350-40 to account for development costs incurred for cloud computing software implementations. ASC 350-40 requires such costs to be capitalized once certain criteria are met. Costs are primarily comprised of contracted labor and related expenses. ASC 350-40 includes specific guidance on costs not to be capitalized, such as overhead, general and administrative, and training costs. Costs are capitalized once the project is defined, funding is committed, and it is confirmed the software will be used for its intended use. Capitalization of these costs concludes once the project is substantially complete and the software is ready for its intended purpose. Post-configuration training and maintenance costs are expensed as incurred.

Commencing August 2023, the Company started a process of implementing a new, cloud-based, global enterprise resource planning (“ERP”) system, which replaced its previous ERP system in January 2025.

The Company incurs costs to implement cloud computing arrangements ("CCA") that are hosted by third-party vendors. Implementation costs associated with CCA are capitalized when incurred during the application development phase until the software is ready for its intended use. The costs are then amortized on a straight-line basis over the contractual term of the cloud computing arrangement and are recognized within the consolidated statements of income (loss).

As of December 31, 2025 and 2024, the Company had capitalized implementation costs related to the new ERP implementation project in the amounts of $2,345 and $2,350, respectively, presented under other current assets and prepaid expenses and other long-term assets in the consolidated balance sheet.

Impairment of long-lived assets and intangible assets subject to amortization
j.	Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment, right-of-use asset for leases and intangible assets subject to depreciation and amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the assets (asset group). If such assets (asset group) are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset group) exceeds the fair value of the assets (asset group).

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 6 to 9 years. All intangible assets are amortized over their estimated useful lives on a straight-line basis. Each period, the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization. During each of the years 2025, 2024 and 2023, no impairment losses were recorded.

Goodwill
k.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC No. 350 "Intangibles – Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances and written down when impaired. Goodwill is tested for impairment by comparing the fair value of each reporting unit with its carrying value.

ASC 350 allows a company to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess. The Company conducts its annual test of impairment for goodwill on December 31 of each year, or more frequently if impairment indicators are present.

Leases
l.	Leases:

The Company determines if an arrangement is a lease at inception. The Company did not have any finance leases as of December 31, 2025. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of 12 months or less.

ROU assets and lease liabilities are recognized at the commencement date based on the present value of future lease payments over the lease term. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease term, plus any initial direct costs incurred. The lease liability is initially measured based on the discounted present value of remaining lease payments over the lease term.

For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement.

The implicit rate within the operating leases is generally not determinable; therefore, the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

Many of the Company’s lease agreements provide one or more options to renew. When determining lease terms, the Company uses the non-cancellable period of the leases and does not assume renewals unless it is reasonably certain that the Company will exercise that option.

Contingencies
m.	Contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss (see Note 11).

Revenue recognition
n.	Revenue recognition:

The Group's revenues are derived from sales of its products, services and subscriptions:

•
Revenues from physical products and software-based products are recognized at a point in time when control of the promised goods is transferred to the customer, either upon shipment or when the product is delivered, depending on the commercial terms of each transaction. Revenues from cloud subscriptions, included as product revenues, are recognized ratably, on a straight-line basis, over the subscription period, as the services have a consistent continuous pattern of transfer to a customer during the contractual subscription term.

•
Revenues from post-contract customer support ("PCS"), which represent mainly help-desk support and unit repairs or replacements, professional services, and emergency response team (“ERT”) services are recognized ratably, on a straight-line basis, over the term of the related contract, which is typically between one year and three years. Renewals of support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably, on a straight-line basis, over the renewed period as the services have a consistent continuous pattern of transfer to a customer during the contractual subscription term.

The Company's solutions are sold primarily through distributors and resellers, all of which are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers.” As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

The transaction price is determined based on the consideration which the Company is expected to be entitled to in exchange for transferring the promised goods or services to the customer. This transaction price is exclusive of amounts collected on behalf of third parties, such as sales tax and value-added tax. Payment terms and conditions vary by contract type, although terms generally include a requirement to pay within less than a year.

The Company’s arrangements typically contain various combinations of its products, subscriptions and PCS, which are distinct and are accounted for as separate performance obligations. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price (“SSP”). If the SSP is not observable, the Company estimates the SSP taking into account available information such as geographic specific factors, customer grouping and internally approved historical pricing guidelines related to the performance obligation. For PCS and subscriptions, the Company determines the standalone selling price based on observable renewals prices or standalone subscription transactions.

Deferred revenues represent mainly the unrecognized revenue collected for subscriptions and for PCS. Such revenues are recognized ratably over the term of the related agreement. Out of the gross deferred revenues balance at the beginning of the year ended December 31, 2025, an amount of $138,940 (approximately 64%) was recognized as revenues during the year ended December 31, 2025. Out of the gross deferred revenues balance at the beginning of the year ended December 31, 2024, an amount of $129,692 (approximately 64%) was recognized as revenues during the year ended December 31, 2024.

Remaining performance obligations represent the amount of the transaction price under contracts with customers that are attributable to performance obligations that are unsatisfied or partially satisfied at the reporting date. This consists of future committed revenue for monthly, quarterly or annual periods within current contracts with customers, as well as deferred revenue arising from consideration invoiced in prior periods for which the related performance obligations have not been satisfied.

As of December 31, 2025, the aggregate amount of remaining performance obligations from contracts with customers was $398,810. The Company expects to recognize approximately 55% of its remaining performance obligations as revenue over the next 12 months, with the remaining recognition up to five years.

The following table provides information about disaggregated revenues by major product line:

	Year ended December 31,
	2025	2024

Products	$52,312	$46,275
Services	94,493	100,355
Subscriptions	155,045	128,250

	$301,850	$274,880

For information regarding disaggregated revenues by geographical market, please see Note 16.

The Company records a provision for estimated sale returns, credits and stock rotation granted to customers on products in the same period the related revenues are recorded. These estimates are based on historical sales returns and other known factors. Such provisions amounted to $7,324 and $5,275 as of December 31, 2025 and 2024, respectively. The provision for estimated sale returns and credits as of December 31, 2025 and 2024, is included in other payables and accrued expenses in the consolidated balance sheets.

In instances of contracts where revenue recognition differs from the timing of invoicing, the Company has generally determined that those contracts do not include a significant financing component. The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

Costs to obtain contracts:

Sales commissions earned by the Company’s sales force are considered incremental and recoverable costs of obtaining a contract with a customer. Commission costs related to long-term service contracts and performance obligations satisfied over time are deferred and recognized on a systematic basis that is consistent with the transfer of the products or services to which the asset relates. Sales commissions paid for new contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized proportionately to revenue over an expected period of benefit and are included in sales and marketing expenses in the accompanying consolidated statements of income (loss). The Company applies judgment in estimating the amortization period, by taking into consideration its product life term, history of renewals, and expected length of customer relationship, as well as the useful life of the underlying technology and products. As of December 31, 2025, the Company has determined the expected period of benefit to be approximately 3.49 years. Deferred commission costs capitalized are periodically reviewed for impairment.

As of December 31, 2025 and 2024, the amount of deferred commission was $22,443 and $20,228, respectively, and is included in other long-term assets on the consolidated balance sheets.

During the year ended December 31, 2025 and 2024, the Company recorded amortization expenses in connection with deferred commissions in the amounts of $11,616 and $12,754, respectively.

Shipping and handling fees and costs
o.	Shipping and handling fees and costs:

Shipping and handling fees charged to the Company’s customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a product cost of revenues in the consolidated statements of income (loss).

Cost of revenues
p.	Cost of revenues:

Cost of products is comprised of cost of software and hardware production, hosting, manuals, packaging, license fees paid to third parties, subcontractor fees, inventory write-offs and amortization of acquired technology.

Cost of services is comprised of cost of post-sale customer support and hosting services.

Accounts Receivable, net
q.	Accounts receivable, net:

Receivables are recorded when the right to consideration is unconditional. Accounts receivable are recorded at the invoiced amount, net of allowance for credit losses, which amounted to $120 and $53 as of December 31, 2025 and 2024, respectively. The allowance for credit losses is based on the Company’s assessment of the collectability of accounts. The Company regularly assesses credit losses based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer, and the financial condition of the customer.

The Company generally provides a one-year assurance-type warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's historical experience. As of December 31, 2025, the allowance for warranty is immaterial.

Research and development expenses, net
r.	Research and development expenses, net:

Research and development costs are charged to the consolidated statements of income (loss) as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed," requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Government grants
s.	Government grants:

The Company received non-royalty-bearing grants from the Israel Innovation Authority ("IIA") for approved research and development projects. In addition, during 2021, an Israeli subsidiary of the Company received royalty-bearing grants from the IIA for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses, net.

Research and development grants deducted from research and development expenses, net amounted to $338, $42 and $430 for the years ended December 31, 2025, 2024 and 2023, respectively.

Accounting for share-based compensation
t.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income (loss).

Some of the Company’s subsidiaries have share option plans pursuant to which qualified directors and employees may be granted options for the purchase of securities of the subsidiaries. Share-based compensation expenses recorded on the subsidiaries' level are presented in non-controlling interests.

The Company recognizes compensation expenses for the value of its awards using the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its share option awards with only service conditions and whereas the fair value of the restricted share units awards ("RSUs") is based on the market value of the underlying shares at the date of grant.

On July 28, 2022, the Board of Directors of the Company approved an equity grant to the Chief Executive Officer of the Company, which is comprised of RSUs, market-condition based RSUs and market-condition based share options. The equity grant includes grants for the years 2022, 2023 and 2024 that are derived from fixed monetary amounts ($7,725, $5,000 and $5,000, respectively).

Market-condition based RSUs' vesting is dependent upon the fulfillment of certain market conditions and will vest, or partially vest, depending on the Company's share performance compared to other companies that are listed on the NASDAQ CTA Cybersecurity Index over the requisite service period, which is up to three years.

Market-based condition share options' vesting is dependent upon the fulfillment of certain market conditions and will vest depending on the Company's share performance over the requisite service period, which is up to three years.

Liability-classified awards are remeasured at the end of each reporting period until settlement

The fair value of the market-condition based awards was determined using a Monte Carlo simulation methodology.

The fair value of each market-condition based RSU and market-condition based share-options award is estimated on the date of grant using the Monte Carlo model that uses the assumptions noted in the following table:

	Year ended December 31,
	2025	2024	2023

Risk free interest rate	-	3.88%-4.02%	4.06%-4.16%
Dividend yields	-	0%	0%
Expected volatility	-	32.02%- 35.35%	29.83%- 35.23%
Weighted-average expected term from grant date (in years)	-	3-5.16	3-5.16

The option-pricing models require a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical share price movements over an historical period equivalent to the option's expected term.

The expected option term represents the period of time that options are expected to be outstanding based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2025, 2024 and 2023 was estimated using the following weighted-average assumptions:

Employees' share option plan:

	Year ended December 31,
	2025	2024	2023

Risk free interest rate	3.73%	3.89%	4.87%
Dividend yields	0%	0%	0%
Expected volatility	36%	37%	34%
Weighted-average expected term from grant date (in years)	3.93	3.41	3.39

Income taxes
u.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC 740"). This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is only addressed if the first step has been satisfied (i.e., the position is more likely than not to be sustained); otherwise, a full liability in respect of a tax position not meeting the more likely than not criteria is recognized.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalty, if any, related to unrecognized tax benefits in its taxes on income in the consolidated statements of income (loss).

Concentrations of credit risks
v.	Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables, net.

The majority of the Group's cash, cash equivalents, marketable securities and bank deposits are invested in high-quality financial institutions mainly in the U.S. and Israel, and the Group regularly monitors their composition and maturities. The Company’s derivatives expose it to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. The Company seeks to mitigate such risk by limiting its counterparties to major financial institutions and by spreading the risk across a number of major financial institutions. In addition, the potential risk of loss with any one counterparty resulting from this type of credit risk is monitored on an ongoing basis. The Company grants credit to its customers in the normal course of business.

For each of the years ended December 2025, 2024 and 2023, credit loss expenses were immaterial.

As of each of December 31, 2025 and 2024, no single customer accounted for more than 10% of total revenue for the periods presented.

The Israeli bank deposits are not insured, while the deposits made in the United States are in excess of insured limits and are not otherwise insured. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk. The short-term and long-term bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these bank deposits. As of December 31, 2025, all of our short- and long-term bank deposits were deposited in Israel with major Israeli banks, which are all rated ilAAA, as determined by the Israeli affiliate of Standard & Poor's ("S&P").

As of December 31, 2025, the maximal contractual duration of any of the Company's bank deposits was 3 years, the weighted-average duration of the Company's deposits was 1.89 years, and the weighted-average time to maturity was 1.06 years.

From a geographic perspective, 89% of the Company’s debt marketable securities portfolio was invested in debt securities of U.S. issuers, 5% was invested in debt securities of European issuers and 6% was invested in debt securities of other geographic-located issuers. As of December 31, 2025, 82% of the Company's debt marketable securities portfolio was rated A- or higher, as determined by S&P, and 18% was rated BBB+.

Derivative and hedging activities
w.	Derivative and hedging activities:

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging" ("ASC 815"), requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, an entity must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses on derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), are recorded in accumulated other comprehensive income (loss) and reclassified into consolidated statements of income (loss) in the same accounting period in which the designated forecasted transaction or hedged item affects earnings.

During 2025 and 2024, the Company entered into forward contracts to hedge a portion of anticipated NIS payroll and benefit payment. These derivative instruments are designated as cash flow hedges, as defined by ASC 815, and accordingly are measured in fair value. These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income (loss) and reclassified as payroll expenses at the time that the hedged income or expense is recorded.

As of December 31, 2025, we had outstanding currency forward contracts in the total amount of approximately $7,802 to hedge a  portion of its forecasted expenses denominated in NIS. These forwards contracts expire on various dates until March 31, 2026.

As of December 31, 2025, the Company recorded an asset in other receivables and prepaid expenses in the amount of $1,290. As of December 31, 2024, the Company recorded an asset in other receivables and prepaid expenses in the amount of $1,163.

For the years ended December 31, 2025 and December 31, 2024, the Company recorded hedging profits of $741 and $86, respectively, deducted from cost of revenues, and hedging profits of $3,889 and $449, respectively, deducted from operating expenses related to its hedging forward contracts. For the year ended December 31, 2023, the Company recorded hedging expenses of $584 in cost of revenues and hedging expenses of $4,215 in operating expenses, related to its hedging forward contracts.

Employee related benefits
x.	Employee related benefits:

Israeli Severance pay:

Effective April 1, 2007, the Company’s agreements with employees in Israel are under Section 14 of the Israeli Severance Pay Law, 1963. The Company’s contributions for severance pay have extinguished its severance obligation. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheets, as the Company is legally released from the obligation to pay severance amounts to employees once the required deposit amounts have been fully paid.

For the Company’s employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and accruals. The value of these deposits is recorded as an asset on the Company’s balance sheet under other assets.

Severance pay expenses, related to our Israeli employees, for the years ended December 31, 2025, 2024 and 2023 amounted to approximately $4,794, $4,925 and $5,108, respectively. Accrued severance pay is included in other long-term liabilities in the consolidated balance sheets.

Employee Benefit Plans:

The Company has a defined-contribution plan in the U.S. intended to qualify under Section 401 of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 33% of participating employee contributions to the plan up to 6% of the employee’s eligible compensation.

During the years ended December 31, 2025, 2024, and 2023, the Company recorded $270, $275 and $285, respectively, of expenses related to the 401(k) plan. The Company also has other liabilities for severance pay in other jurisdictions.

Fair value of financial instruments
y.	Fair value of financial instruments:

The Company measures its cash equivalents, bank deposits, contingent consideration, derivative instruments and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	-	Unobservable inputs that are supported by little or no market activity.

The carrying amounts of cash equivalents, trade receivables, trade payables, short- and long-term bank deposits, other current assets and prepaid expenses and other payables and accrued expenses, approximate at fair value because of their generally short maturities.

In accordance with ASC No. 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The fair value of the contingent consideration related to the investment in SecurityDAM is classified within Level 3, as the valuation includes unobservable inputs.

Non-controlling interests
z.	Non-controlling interests:

Non-controlling interests of subsidiaries represents the amount of funds received in exchange for the minority rights in Skyhawk and share-based compensation expenses for equity awards of certain subsidiaries granted to employees of those subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company.

On January 18, 2022, the Company established Skyhawk and transferred to Skyhawk all of the intangible assets related to the Cloud Native Protector. On April 29, 2022, Skyhawk entered into the Agreement. According to the Agreement, as amended, Skyhawk issued a total of 31,210,708 Preferred A Shares, NIS 0.001 par value each (“Preferred Shares”), for a total consideration of $35,000 representing a price per share of $1.12.

Preferred Shares of Skyhawk are convertible into ordinary shares and confer upon the holders’ various rights, including the right to receive notice to participate and vote in general meetings of Skyhawk and the right to receive dividends, if declared, in accordance with Articles of Association ("Skyhawk AoA") of Skyhawk.

The Preferred Shares shall confer upon the holders' liquidation and distribution preference and anti-dilution protection in accordance with the Skyhawk AoA as well as certain other rights as set forth in the investors' rights agreement. Under the Skyhawk AoA, the Preferred Shares shall be entitled to receive the original issue price of the respective Preferred Share upon liquidation and deemed liquidation. The Company has evaluated the terms of the Preferred Shares and classifies the non-controlling interest represented by such shares as shareholders’ equity in the accompanying consolidated balance sheets. Also, since the Preferred Shares do not represent a residual equity interest, net losses of the Company are not allocated to the Preferred Shares.

The non-controlling interests presented in the Company’s consolidated balance sheets as of December 31, 2025, comprise of $35,000 of funds received in exchange for the non-controlling interests in Skyhawk and $6,323 accumulated share-based compensation expenses for equity awards of certain other subsidiaries granted to employees of those subsidiaries.

Comprehensive income (loss)
aa.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

Treasury shares
ab.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity. The voting rights attached to treasury shares are revoked.

Basic and diluted net income (loss) per share
ac.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted-average number of ordinary shares outstanding during each period.

Diluted net income (loss) per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential dilutive ordinary shares considered outstanding during the period, if any, in accordance with ASC No. 260, "Earnings Per Share."

The total number of ordinary shares related to outstanding share options and RSUs excluded from the calculation of diluted income (loss) per share as they would have been anti-dilutive was 1,328,287, 893,089 and 2,003,939 for the years ended December 31, 2025, 2024 and 2023, respectively.

Segment reporting
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ASC 280, "Segment Reporting"' establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company's CODM is its Chief Executive Officer.

The Company reports segment information based on a management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments (see Note 15).

Business combinations
ae.	Business combinations:

The Company accounted for business combinations in accordance with ASC No. 805, "Business Combinations" ("ASC 805"). Under ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business” (“2017-01”), the Company first determines whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.

The Company applies the provisions of ASC 805 and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill.

The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. The Company uses the Discounted Cash Flow Method to assign fair values to acquired identifiable intangible assets. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, forecasted future revenue, forecasted operating results, discount rates and the appropriate weighted-average cost of capital. These estimates are inherently uncertain and unpredictable.

These models are based on reasonable estimates and assumptions given available facts and circumstances, including industry estimates and averages, as of the acquisition dates and are consistent with the plans and estimates of management.

During the measurement period, which may be up to one year from the acquisition date, adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed may be recorded, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of income (loss).

New accounting pronouncements not yet effective
af.	New accounting pronouncements not yet effective:

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income (loss) Statement Expenses” (“ASU 2024-03”). ASU 2024-03 requires disaggregation of certain costs and expenses included in each relevant expense caption on the Company's consolidated statements of income (loss) in a separate note to the financial statements at each interim and annual reporting period, including amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40) - Targeted Improvements to the Accounting for Internal-Use Software. The ASU was updated to consider different methods of software development and requires internal-use software costs to be capitalized when management has authorized and committed to funding the software project and when significant uncertainty associated with the development of the software has been resolved. The amendments in this ASU are required to be adopted for annual and interim reporting periods beginning after December 15, 2027, with early adoption permitted, and may be applied either through a prospective, retrospective or a modified transition approach. The Company is currently evaluating the effect of adopting the ASU on our consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amended guidance provides a practical expedient for estimating expected credit losses on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, including such assets acquired in a business combination. Under the practical expedient, an entity may assume that current conditions as of the balance sheet date will remain unchanged over the remaining life of these assets. This guidance will be effective for the Company for annual periods beginning January 1, 2026, on a prospective basis, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

Recently issued and adopted pronouncements
ag.	Recently issued and adopted pronouncements:

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency of income tax disclosures. The standard requires public business entities to provide, on an annual basis, additional disaggregated information within the rate reconciliation and expanded disclosures of income taxes paid, net of refunds, by federal (national), state, and foreign jurisdictions. The Company adopted ASU 2023-09 during the year ended December 31, 2025, on a prospective basis which resulted in updated income tax disclosures. See Note 14 in the accompanying notes to our consolidated financial statements for further detail.